Interest income and expense - Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories (Detail) - CAD ($) $ in Millions		3 Months Ended			6 Months Ended
		Apr. 30, 2021	Jan. 31, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Analysis Of Income And Expense [line items]
Interest income	[1]	$ 3,573	$ 3,771	$ 4,702	$ 7,344	$ 9,884
Interest expense		826	932	1,940	1,758	4,361
Amortised cost [member]
Analysis Of Income And Expense [line items]
Interest income		3,098	3,256	3,998	6,354	8,433
Interest expense		703	814	1,858	1,517	4,184
Debt securities measured at fair value through other comprehensive income [member]
Analysis Of Income And Expense [line items]
Interest income		83	98	206	181	446
Other [member]
Analysis Of Income And Expense [line items]
Interest income		392	417	498	809	1,005
Interest expense		$ 123	$ 118	$ 82	$ 241	$ 177

[1]	Interest income included $3.2 billion for the quarter ended April 30, 2021 (January 31, 2021: $3.4 billion; April 30, 2020: $4.2 billion) and $6.5 billion for the six months ended April 30, 2021 (April 30, 2020: $8.9 billion) calculated based on the effective interest rate method.